Commitments and Contingencies - Additional Information (Detail) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 01, 2021	Jun. 30, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Underwriting discount paid per unit		$ 0.2	$ 0.2
Payments for underwriting expense		$ 8,000,000	$ 8,000,000
Deferred underwriting commission per unit		$ 0.35	$ 0.35
Deferred underwriting commissions		$ 14,000,000	$ 14,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Overallotment option	45 days
Stock issued during period shares	5,000,000